Equity (Details Narrative) - CAD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Jun. 18, 2018	Apr. 30, 2018	Jan. 25, 2016	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Sep. 15, 2017	Dec. 31, 2015
Statement Line Items [Line Items]
Shares based compensation expense				$ 1,320	$ 1,343	[1]	$ 1,067	[1]
Stock Option Plan [Member]
Statement Line Items [Line Items]
Stock option plan description	the Company’s shareholders approved an amendment to increase the maximum number of common shares reserved for issuance under the Plan to the greater of i) 15% of the number of common shares issued and outstanding of the Company and ii) 3,800,000.
Stock option granted shares									3,800,000
Stock option maturity date	November 2021 to November 2026.
Postmedia Agreement [Member]
Statement Line Items [Line Items]
Stock option maturity date			Five year warrants
Common stock shares issued			1,196,120
Exercise price of warrants			$ 2.96
Warrants vesting description		In connection with this amendment, Postmedia and Mogo agreed to change the vesting and term of the 598,060 Performance Warrants so that i) they vest equally over the remaining two years of the collaboration (50% in January 2020 and 50% in January 2021); and ii) their term is extended an additional two years, now expiring January 2023.	50% of the warrants were to vest in equal instalments over three years while the remaining 50% (the “Performance Warrants”) were to vest based on Mogo achieving certain quarterly revenue targets.
Warrants [Member]
Statement Line Items [Line Items]
Stock option maturity date				January 2021 to September 2025.
Warrants issued				1,779,453
Outstanding warrants issued				1,779	1,779		1,878			182
Warrants [Member] | Drawbridge Special Opportunities Fund LP [Member]
Statement Line Items [Line Items]
Outstanding warrants issued				583,333
RSU [Member] | Maximum [member]
Statement Line Items [Line Items]
Common shares issuable under plan				500,000

[1]	(1)The consolidated statement of cash flows for the year ended December 31, 2018 reflects the adoption of IFRS 9 on January 1, 2018. The comparative information has not been restated. For additional information on IFRS 9 adoption, refer to the sections "Impairment of financial assets" and "Summary of IFRS 9 adoption impact" within Note 3 to these consolidated financial statements.